Lease liabilities (Details) $ in Thousands	3 Months Ended
Nov. 30, 2024 USD ($)
Lease Liabilities
lease liabilities, beginning	$ 1,343
Additions	1,665
Accretion of lease liabilities	70
Lease payments	(223)
Foreign exchange	(1)
lease liabilities, ending	$ 2,854